Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Joint ventures and associates (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Joint ventures and associates	$ 27,997	$ 27,775